Basis of Presentation and Going Concern - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis of Presentation and Going Concern [Line Items]
Working capital deficit	$ 44,900	$ 42,500
Retained deficit	(70,414)	(70,568)	$ (59,094)
Reclassification from Retained Deficit to Noncontrollng Interest related to prior year change	$ 87
Retained Earnings [Member]
Basis of Presentation and Going Concern [Line Items]
Prior Period Reclassification Adjustment		(2)
Common Stock [Member]
Basis of Presentation and Going Concern [Line Items]
Prior Period Reclassification Adjustment		$ 2